Leases (Lease Assets and Liabilities Recorded in Consolidated Balance Sheets) (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Disclosure [Line Items]
Operating lease assets	[1]	$ 415	$ 506
Finance lease assets, accumulated amortization		127	129
Operating lease liabilities	[2]	$ 39	$ 44
Operating Lease Liability Current Statement Of Financial Position [Extensible List]		Other Liabilities, Current	Other Liabilities, Current
Finance lease liabilities	[3]	$ 46	$ 36
Finance Lease Liability Current Statement Of Financial Position [Extensible List]		Long-Term Debt and Lease Obligation, Current	Long-Term Debt and Lease Obligation, Current
Operating lease liabilities	[4]	$ 514	$ 464
Operating Lease Liability Noncurrent Statement Of Financial Position [Extensible List]		Deferred Credits and Other Liabilities	Deferred Credits and Other Liabilities
Finance lease liabilities	[5]	$ 104	$ 112
Finance Lease Liability Noncurrent Statement Of Financial Position [Extensible List]		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Non-Current Assets Held for Sale
Lessee Lease Disclosure [Line Items]
Finance lease assets, accumulated amortization		$ 106	$ 77
Other Deferred Charges And Other Assets
Lessee Lease Disclosure [Line Items]
Operating lease assets		394	479
Other Current Liabilities
Lessee Lease Disclosure [Line Items]
Operating lease liabilities		34	38
Securities Due Within One Year
Lessee Lease Disclosure [Line Items]
Finance lease liabilities		42	33
Other Deferred Credits and Other Liabilities
Lessee Lease Disclosure [Line Items]
Operating lease liabilities		494	439
Other Long-Term Debt
Lessee Lease Disclosure [Line Items]
Finance lease liabilities		91	100
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating lease assets	[1]	294	256
Finance lease assets, accumulated amortization		33	18
Operating lease liabilities	[2]	$ 21	$ 25
Operating Lease Liability Current Statement Of Financial Position [Extensible List]		Other Liabilities, Current	Other Liabilities, Current
Finance lease liabilities	[3]	$ 17	$ 13
Finance Lease Liability Current Statement Of Financial Position [Extensible List]		Long-Term Debt and Lease Obligation, Current	Long-Term Debt and Lease Obligation, Current
Operating lease liabilities	[4]	$ 273	$ 227
Operating Lease Liability Noncurrent Statement Of Financial Position [Extensible List]		Deferred Credits and Other Liabilities	Deferred Credits and Other Liabilities
Finance lease liabilities	[5]	$ 65	$ 57
Finance Lease Liability Noncurrent Statement Of Financial Position [Extensible List]		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Virginia Electric and Power Company | Other Deferred Charges And Other Assets
Lessee Lease Disclosure [Line Items]
Operating lease assets		$ 394	$ 479
Virginia Electric and Power Company | Other Current Liabilities
Lessee Lease Disclosure [Line Items]
Operating lease liabilities		34	38
Virginia Electric and Power Company | Securities Due Within One Year
Lessee Lease Disclosure [Line Items]
Finance lease liabilities		42	33
Virginia Electric and Power Company | Other Deferred Credits and Other Liabilities
Lessee Lease Disclosure [Line Items]
Operating lease liabilities		494	439
Virginia Electric and Power Company | Other Long-Term Debt
Lessee Lease Disclosure [Line Items]
Finance lease liabilities		$ 91	$ 100

[1]	Dominion Energy includes $394 million and $479 million at December 31, 2022 and 2021, respectively, in other deferred charges and other assets, with the remaining balance in noncurrent assets held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred charges and other assets in its Consolidated Balance Sheets.
[2]	Dominion Energy includes $34 million and $38 million at December 31, 2022 and 2021, respectively, in other current liabilities, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are in other current liabilities in its Consolidated Balance Sheets.
[3]	Dominion Energy includes $42 million and $33 million at December 31, 2022 and 2021, respectively, in securities due within one year, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in securities due within one year in its Consolidated Balance Sheets.
[4]	Dominion Energy includes $494 million and $439 million at December 31, 2022 and 2021, respectively, in other deferred credits and other liabilities, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred credits and other liabilities in its Consolidated Balance Sheets.
[5]	Dominion Energy includes $91 million and $100 million at December 31, 2022 and 2021, respectively, in other long-term debt, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other long-term debt in its Consolidated Balance Sheets.